Acquisitions and Dispositions (Details)	1 Months Ended		3 Months Ended								12 Months Ended														1 Months Ended	12 Months Ended
	Feb. 09, 2012 USD ($)	Feb. 09, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) mw	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Senior Note 650 Due 2016 [Member] USD ($)	Dec. 31, 2011 Senior Note 725 Due 2021 [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Note 7375 Due 2021 [Member] USD ($)	Dec. 31, 2010 Senior Unsecured Note 7375 Due 2021 [Member] USD ($)	Dec. 31, 2011 Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member] USD ($)	Dec. 31, 2010 Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Note 7375 Due 2021 And Senior Secured Term Loan Libor Plus 325 [Member] USD ($)	Dec. 31, 2011 Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member] USD ($)	Dec. 31, 2010 Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] USD ($) mw integer	Dec. 31, 2011 DPL Acquisition [Member] USD ($) mw integer	Dec. 31, 2010 DPL Acquisition [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Note 650 Due 2016 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Note 725 Due 2021 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Unsecured Note 7375 Due 2021 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member] USD ($)	Dec. 31, 2011 DPL Acquisition [Member] Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member] USD ($)
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Recourse debt			$ 6,485,000,000				$ 4,612,000,000				$ 6,485,000,000		$ 4,612,000,000					$ 1,000,000,000	$ 0	$ 1,042,000,000	$ 0	$ 2,050,000,000	$ 295,000,000	$ 0						$ 1,000,000,000	$ 1,050,000,000	$ 251,000,000
Non-recourse debt			15,535,000,000				13,587,000,000				15,535,000,000		13,587,000,000			450,000,000	800,000,000											450,000,000	800,000,000
Customers Served																									500,000	500,000
Generation Capacity Mega Watts																									3,800	3,800
Percent acquired																									100.00%	100.00%
Business Acquisition, Cost of Acquired Entity [Abstract]
Agreed enterprise value																									4,719,000,000	4,719,000,000
Less: fair value of assumed long-term debt outstanding, net																									(1,255,000,000)	(1,255,000,000)
Cash consideration paid to DPL's common stockholders																									3,464,000,000	3,464,000,000
Add: cash paid for outstanding stock-based awards																									19,000,000	19,000,000
Total cash consideration paid																									3,483,000,000	3,483,000,000
Business Acquisition, Purchase Price Allocation [Abstract]
Cash																									116,000,000	116,000,000
Accounts receivable																									278,000,000	278,000,000
Inventory																									124,000,000	124,000,000
Other Current Assets																									41,000,000	41,000,000
Property, plant & equipment																									2,549,000,000	2,549,000,000
Intangible assets subject to amortization																									166,000,000	166,000,000
Intangible assets - indefinite-lived																									5,000,000	5,000,000
Regulatory assets																									201,000,000	201,000,000
Other Noncurrent Assets																									58,000,000	58,000,000
Current liabilities, excluding current portion of long-term debt																									(401,000,000)	(401,000,000)
Non-recourse debt (current and noncurrent)																									(1,255,000,000)	(1,255,000,000)
Deferred tax liabilities																									(558,000,000)	(558,000,000)
Regulatory liabilities																									(117,000,000)	(117,000,000)
Other noncurrent liabilities																									(195,000,000)	(195,000,000)
Redeemable preferred stock																									(18,000,000)	(18,000,000)
Net identifiable assets acquired																									994,000,000	994,000,000
Goodwill																									2,489,000,000	2,489,000,000
Net assets acquired																									3,483,000,000	3,483,000,000
Interest in Ohio Valley Electric Corp																									4.90%	4.90%
Business Acquisition, Pro Forma Information [Abstract]
Revenue			4,230,000,000	4,307,000,000	4,435,000,000	4,156,000,000	4,192,000,000	3,885,000,000	3,803,000,000	3,805,000,000	17,128,000,000		15,685,000,000	12,974,000,000											154,000,000
Net income (loss) attributable to The AES Corporation			(209,000,000)	(131,000,000)	174,000,000	224,000,000	(436,000,000)	114,000,000	144,000,000	187,000,000	58,000,000		9,000,000	658,000,000											(6,000,000)
Pro Forma Revenue																										18,945,000,000	17,659,000,000
Pro Forma Net Income (Loss) Attributable to The AES Corporation																										116,000,000	101,000,000
Pro forma adjustments																										92,000,000	198,000,000
Disposal Group Not Discontinued Operation Disposal Disclosures Abstract
Consideration Received															1,100,000,000
Performance Incentive Bonus														80,000,000
Gain on sale from reversal of tax contingency														13,000,000
Termination Payment													102,000,000
Letter Of Credit Provided To Support Termination Payment														102,000,000
Gain On Sale														98,500,000
Ownership interest sold											80.00%	80.00%
Generation capacity of sold business											1,199	1,199
Ownership interest prior to sale											70.81%	70.81%
Proceeds from sale	229,000,000	172,000,000
Additional purchase option											20.00%	20.00%
Cost of additional purchase option			36,000,000								36,000,000	28,000,000
Settlement with acquirer			92,000,000								92,000,000	71,000,000
Proceeds received at closing											$ 38,000,000	€ 28,000,000